SHARE-BASED PAYMENT RESERVE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENT RESERVE

17 SHARE-BASED PAYMENT RESERVE

On April 18, 2023, the Directors of the Company approved the CytoMed Therapeutics Limited 2023 Equity Incentive Plan (subsequently amended and restated as “2023 Equity Incentive Plan”). The securities registered hereby consist of 1,279,117 ordinary shares of no par value of the Company (the “Ordinary Shares”), which represent the number of Ordinary Shares that were authorized under the 2023 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this is also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2023 Equity Incentive Plan. Any Ordinary Shares covered by an award granted under the 2023 Equity Incentive Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Ordinary Shares that may be issued under the 2023 Equity Incentive Plan.

During the year, the Company granted a total of 130,431 Ordinary Shares to its employees and advisors (“Qualified Person”). The Company recognizes share based payment reserve based on the cumulative value of services received from the Qualified Person of the Company recorded over the vesting period commencing from the grant date of equity compensation plan awards (i.e. 2023 Equity Incentive Plan), and is increase by the expiry of the equity compensation plan awards. The fair values of the equity compensation plan awards were determined by reference to the grant date fair value and recognized over the vesting period.

Share-based payment reserve arising from granting of ordinary shares to employees and advisors represents the difference between the market price and the settlement price on ordinary shares which were transferred from the Company, to employees and advisors of Group as a reward for their services with the Group.

	2024	2025
	S$	S$
At beginning of financial year	-	-
Share-based payment to advisors	-	384,952
Share-based payment to employees (Note 22)	-	309,248
Currency realignment	-	(3,110)
Share issued and capitalized in the year	-	(579,865)
At end of financial year	-	111,225

For equity-settled share-based payment transactions, the fair value of the services received is recognized as an expense with a corresponding increase in equity over the vesting period during which the employees and advisors become unconditionally entitled to the equity instrument. The fair value of the services received is determined by reference to the fair value of the equity instrument granted at the grant date. At each reporting date, the number of equity instruments that are expected to be vested are estimated. The impact on the revision of original estimates is recognized as an expense and as a corresponding adjustment to equity over the remaining vesting period, unless the revision to original estimates is due to market conditions. No adjustment is made if the revision or actual outcome differs from the original estimate due to market conditions. The Group recognizes the effect of modification that increase the total fair value of the share-based payment arrangement. The incremental fair value granted is included in the measurement of the amount recognized for services received over the period from modification date until the date when the modified equity-settled share-based payments transactions vest.